As filed with the Securities and Exchange Commission on October 30, 1998
                                                               File Nos. 2-57653
                                                                       811-07597

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /

        Pre-Effective Amendment No. ___                          /___/

        Post-Effective Amendment No. 38                          / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                      / X /

        Amendment No. 30                                         / X /

                        (Check appropriate box or boxes)

                          PIONEER TAX-FREE INCOME FUND
               (Exact Name of Registrant as Specified in Charter)


                   60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

It is proposed that this filing will become effective:

           ___  immediately upon filing pursuant to paragraph (b)
            X   on October 30, 1998 pursuant to paragraph (b)
           ---
           ___  60 days after filing pursuant to paragraph (a)(1)
           ___  on [date] pursuant to paragraph(a)(1)
           ___  75 days after filing pursuant to paragraph (a)(2)
           ___  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 4/30/98               4/29/98              0000202679-98-000007

Prospectus supplement
  dated 10/19/98                       4/15/98              0001016964-98-000115

Statement of additional informa-
  tion (SAI) dated 4/30/98             4/29/98              0000202679-98-000007

Financial statements at 12/31/97
  and independent auditors'
  report                               2/23/98              0000202679-98-000004

Financial statements at 6/30/98
  and independent auditors'
  report                               8/24/98              0000202679-98-000010

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                          PIONEER TAX-FREE INCOME FUND

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a)      Financial Statements:

  See Statement of Incorporation by Reference.

  (b)          Exhibits:

  (1)          Agreement and Declaration of Trust.*

  (1)(a)        Establishment and Designation of Class B Shares.*

  (1)(b)        Establishment and Designation of Class C Shares.+

  (2)           By-Laws.*

  (3)           Inapplicable.

  (4)           Inapplicable.

  (5)           Management Contract with Pioneering
                Management Corporation.*

  (6)           Form of Underwriting Agreement with Pioneer
                Funds Distributor, Inc.***

  (7)           Inapplicable.

  (8)           Custodian Agreement.*

  (9)           Investment Company Service Agreement with Pioneering
                Services Corporation.*

  (10)          Inapplicable.

  (11)          Consent of Independent Public Accountants
                (Arthur Andersen LLP).***

  (12)          Inapplicable.

  (13)          Understanding - Incorporated herein by
                reference to Post-effective Amendment No. 8 filed March
                18, 1980.

  (14)          Inapplicable.

  (15)(a)      Class A Plan of Distribution.*

    (b)        Form of Class B Plan of Distribution.***

    (c)        Class C Plan of Distribution.+

 (16)          Inapplicable.

 (17)          Financial Data Schedules.***

 (18)          Multiple Class Plan Pursuant to Rule 18f-3.+

 (19.1)        Power of Attorney for Mary K. Bush**

--------------

        *  Incorporated  by  reference  from  the  Registrant's   Post-Effective
        Amendment No. 34 to the Registration Statement as filed electronically with the Securities and Exchange Commission (the "SEC") on April
        26, 1995 (accession number 0000202679-95-000010).

        +  Incorporated  by  reference  from  the  Registrant's   Post-Effective
        Amendment No. 35 to the Registration Statement as filed electronically with the SEC on April 26, 1996 (accession number 0000202679-96-000011).

        ** Incorporated by reference from the Registrant's Post-Effective Amendment No.37 to the Registration Statement as filed electronically with the SEC on April 29, 1998 (Accession Number 0000202679-98-000007).

        ***  Filed Herewith

Item 25.  Persons Controlled by or Under Common Control with Registrant

No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14%of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)              PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered  investment  companies that are parties to management  contracts with
PMC:

                                               BUSINESS
 FUND                                           TRUST

Pioneer International Growth Fund                 MA
Pioneer World Equity Fund                         DE
Pioneer Europe Fund                               MA
Pioneer Emerging Markets Fund                     DE
Pioneer Indo-Asia Fund                            DE
Pioneer Capital Growth Fund                       DE
Pioneer Equity-Income Fund                        DE
Pioneer Gold Shares                               DE
Pioneer Mid-Cap Fund                              DE
Pioneer Growth Shares                             DE
Pioneer Small Company Fund                        DE
Pioneer Independence Fund                         DE
Pioneer Fund                                      DE
Pioneer II                                        DE
Pioneer Real Estate Shares                        DE
Pioneer Short-Term Income Fund                    MA
Pioneer America Income Trust                      MA
Pioneer Bond Fund                                 MA
Pioneer Balanced Fund                             DE
Pioneer Intermediate Tax-Free Fund                MA
Pioneer Tax-Free Income Fund                      DE
Pioneer Money Market Trust                        DE
Pioneer Variable Contracts Trust                  DE
Pioneer Interest Shares                           DE
Pioneer Micro-Cap Fund                            DE

The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26. Number of Holders of Securities

     Not applicable.

Item 27. Indemnification

         Except for the Agreement and Declaration of Trust establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form ADV, as amended, of Pioneering Management Corporation. The following sections of such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part 2;

         (b)      Section IV, Business Background, of each Schedule D.

Item 29. Principal Underwriter

                  (a)      See Item 25 above.

                  (b)      Directors and Officers of PFD:

                     Positions and Offices    Positions and Offices

Name                   with Underwriter         with Registrant
----                   ----------------         ---------------

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None

Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principle business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c)      Not applicable.

Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.


Item 31. Management Services

     Not applicable.

Item 32. Undertakings

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) The  Registrant  undertakes  to  deliver,  or  cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 38 (the "Amendment") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                                  PIONEER TAX-FREE INCOME FUND



                                             By:  /s/ John F. Cogan, Jr.
                                                  John F. Cogan, Jr.
                                                  Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.           Dated:  October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

6.                Form of Underwriting Agreement

11.               Consent of Independent Public Accountants

15(b).            Form of Class B Distribution Plan

17.               Financial Data Schedules